Other Employee-Related Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Employee-Related Obligations
Other employee-related liabilities, Current	€ 3,753	€ 4,208
Other employee-related liabilities, Non-current	450	598
Other employee-related liabilities, Total	4,204	4,806
Other non-financial liabilities, Current	4,849	5,537
Other non-financial liabilities, Non-Current	524	749
Other non-financial liabilities, Total	€ 5,373	€ 6,286
Other employee-related liabilities as % of Other non-financial liabilities, Current	77.00%	76.00%
Other employee-related liabilities as % of Other non-financial liabilities, Non-current	86.00%	80.00%
Other employee-related liabilities as % of Other non-financial liabilities	78.00%	76.00%